UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

Member, Chief Legal Officer of Lord, Abbett & Co. LLC

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2024

Item 1:	Report(s) to Shareholders.

Class C

LSRCX

Lord Abbett Small-Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small-Cap Value Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	1.96%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$402,905,673
# of Portfolio Holdings	69
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$1,480,433

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.93%
Consumer Discretionary	9.70%
Consumer Staples	2.48%
Energy	9.64%
Financials	25.11%
Healthcare	6.31%
Industrials	17.38%
Information Technology	13.14%
Materials	6.11%
Real Estate	2.72%
Utilities	1.22%
Repurchase Agreements	0.89%
Money Market FundsFootnote Reference(a)	1.23%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-674-C

07/24

Class R5

LRSTX

Lord Abbett Small-Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small-Cap Value Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$52	0.96%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$402,905,673
# of Portfolio Holdings	69
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$1,480,433

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.93%
Consumer Discretionary	9.70%
Consumer Staples	2.48%
Energy	9.64%
Financials	25.11%
Healthcare	6.31%
Industrials	17.38%
Information Technology	13.14%
Materials	6.11%
Real Estate	2.72%
Utilities	1.22%
Repurchase Agreements	0.89%
Money Market FundsFootnote Reference(a)	1.23%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8749-R5

07/24

Class R4

LGOSX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$52	0.96%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$454,917,924
# of Portfolio Holdings	72
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$1,079,510

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	17.89%
Consumer Cyclical	14.57%
Consumer Non-Cyclical	17.42%
Financial	7.40%
Industrial	14.42%
Technology	27.13%
Repurchase Agreements	1.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8716-R4

07/24

Class R4

LAMSX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$48	0.89%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,849,464,967
# of Portfolio Holdings	55
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$9,849,575

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	5.44%
Consumer Staples	8.25%
Energy	4.66%
Financials	19.08%
Health Care	12.02%
Industrials	8.90%
Information Technology	30.62%
Materials	4.72%
Utilities	3.84%
Repurchase Agreements	1.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8715-R4

07/24

Class A

LAMAX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.89%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,849,464,967
# of Portfolio Holdings	55
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$9,849,575

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	5.44%
Consumer Staples	8.25%
Energy	4.66%
Financials	19.08%
Health Care	12.02%
Industrials	8.90%
Information Technology	30.62%
Materials	4.72%
Utilities	3.84%
Repurchase Agreements	1.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-573-A

07/24

Class R2

LRSQX

Lord Abbett Small-Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small-Cap Value Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$84	1.56%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$402,905,673
# of Portfolio Holdings	69
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$1,480,433

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.93%
Consumer Discretionary	9.70%
Consumer Staples	2.48%
Energy	9.64%
Financials	25.11%
Healthcare	6.31%
Industrials	17.38%
Information Technology	13.14%
Materials	6.11%
Real Estate	2.72%
Utilities	1.22%
Repurchase Agreements	0.89%
Money Market FundsFootnote Reference(a)	1.23%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1093-R2

07/24

Class R6

LRSVX

Lord Abbett Small-Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small-Cap Value Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$48	0.88%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$402,905,673
# of Portfolio Holdings	69
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$1,480,433

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.93%
Consumer Discretionary	9.70%
Consumer Staples	2.48%
Energy	9.64%
Financials	25.11%
Healthcare	6.31%
Industrials	17.38%
Information Technology	13.14%
Materials	6.11%
Real Estate	2.72%
Utilities	1.22%
Repurchase Agreements	0.89%
Money Market FundsFootnote Reference(a)	1.23%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8781-R6

07/24

Class F

LGOFX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$44	0.81%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$454,917,924
# of Portfolio Holdings	72
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$1,079,510

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	17.89%
Consumer Cyclical	14.57%
Consumer Non-Cyclical	17.42%
Financial	7.40%
Industrial	14.42%
Technology	27.13%
Repurchase Agreements	1.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1021-F

07/24

Class P

LRSPX

Lord Abbett Small-Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small-Cap Value Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$76	1.41%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$402,905,673
# of Portfolio Holdings	69
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$1,480,433

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.93%
Consumer Discretionary	9.70%
Consumer Staples	2.48%
Energy	9.64%
Financials	25.11%
Healthcare	6.31%
Industrials	17.38%
Information Technology	13.14%
Materials	6.11%
Real Estate	2.72%
Utilities	1.22%
Repurchase Agreements	0.89%
Money Market FundsFootnote Reference(a)	1.23%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-605-P

07/24

Class F

LAMFX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$34	0.64%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,849,464,967
# of Portfolio Holdings	55
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$9,849,575

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	5.44%
Consumer Staples	8.25%
Energy	4.66%
Financials	19.08%
Health Care	12.02%
Industrials	8.90%
Information Technology	30.62%
Materials	4.72%
Utilities	3.84%
Repurchase Agreements	1.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1020-F

07/24

Class F3

LRSOX

Lord Abbett Small-Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small-Cap Value Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$48	0.88%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$402,905,673
# of Portfolio Holdings	69
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$1,480,433

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.93%
Consumer Discretionary	9.70%
Consumer Staples	2.48%
Energy	9.64%
Financials	25.11%
Healthcare	6.31%
Industrials	17.38%
Information Technology	13.14%
Materials	6.11%
Real Estate	2.72%
Utilities	1.22%
Repurchase Agreements	0.89%
Money Market FundsFootnote Reference(a)	1.23%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8960-F3

07/24

Class I

LMGYX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.71%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$454,917,924
# of Portfolio Holdings	72
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$1,079,510

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	17.89%
Consumer Cyclical	14.57%
Consumer Non-Cyclical	17.42%
Financial	7.40%
Industrial	14.42%
Technology	27.13%
Repurchase Agreements	1.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-692-I

07/24

Class R3

LRSRX

Lord Abbett Small-Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small-Cap Value Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$79	1.46%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$402,905,673
# of Portfolio Holdings	69
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$1,480,433

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.93%
Consumer Discretionary	9.70%
Consumer Staples	2.48%
Energy	9.64%
Financials	25.11%
Healthcare	6.31%
Industrials	17.38%
Information Technology	13.14%
Materials	6.11%
Real Estate	2.72%
Utilities	1.22%
Repurchase Agreements	0.89%
Money Market FundsFootnote Reference(a)	1.23%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2067-R3

07/24

Class C

LMGCX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.71%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$454,917,924
# of Portfolio Holdings	72
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$1,079,510

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	17.89%
Consumer Cyclical	14.57%
Consumer Non-Cyclical	17.42%
Financial	7.40%
Industrial	14.42%
Technology	27.13%
Repurchase Agreements	1.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-680-C

07/24

Class P

LAMPX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$59	1.09%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,849,464,967
# of Portfolio Holdings	55
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$9,849,575

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	5.44%
Consumer Staples	8.25%
Energy	4.66%
Financials	19.08%
Health Care	12.02%
Industrials	8.90%
Information Technology	30.62%
Materials	4.72%
Utilities	3.84%
Repurchase Agreements	1.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-576-P

07/24

Class R5

LGOTX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$38	0.71%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$454,917,924
# of Portfolio Holdings	72
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$1,079,510

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	17.89%
Consumer Cyclical	14.57%
Consumer Non-Cyclical	17.42%
Financial	7.40%
Industrial	14.42%
Technology	27.13%
Repurchase Agreements	1.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8748-R5

07/24

Class R2

LGOQX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$71	1.31%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$454,917,924
# of Portfolio Holdings	72
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$1,079,510

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	17.89%
Consumer Cyclical	14.57%
Consumer Non-Cyclical	17.42%
Financial	7.40%
Industrial	14.42%
Technology	27.13%
Repurchase Agreements	1.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1091-R2

07/24

Class R5

LAMTX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$34	0.64%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,849,464,967
# of Portfolio Holdings	55
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$9,849,575

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	5.44%
Consumer Staples	8.25%
Energy	4.66%
Financials	19.08%
Health Care	12.02%
Industrials	8.90%
Information Technology	30.62%
Materials	4.72%
Utilities	3.84%
Repurchase Agreements	1.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8747-R5

07/24

Class A

LRSCX

Lord Abbett Small-Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small-Cap Value Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.21%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$402,905,673
# of Portfolio Holdings	69
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$1,480,433

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.93%
Consumer Discretionary	9.70%
Consumer Staples	2.48%
Energy	9.64%
Financials	25.11%
Healthcare	6.31%
Industrials	17.38%
Information Technology	13.14%
Materials	6.11%
Real Estate	2.72%
Utilities	1.22%
Repurchase Agreements	0.89%
Money Market FundsFootnote Reference(a)	1.23%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-261-A

07/24

Class R6

LGOVX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.63%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$454,917,924
# of Portfolio Holdings	72
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$1,079,510

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	17.89%
Consumer Cyclical	14.57%
Consumer Non-Cyclical	17.42%
Financial	7.40%
Industrial	14.42%
Technology	27.13%
Repurchase Agreements	1.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8780-R6

07/24

Class R3

LGORX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$65	1.21%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$454,917,924
# of Portfolio Holdings	72
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$1,079,510

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	17.89%
Consumer Cyclical	14.57%
Consumer Non-Cyclical	17.42%
Financial	7.40%
Industrial	14.42%
Technology	27.13%
Repurchase Agreements	1.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2065-R3

07/24

Class I

LAMYX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.64%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,849,464,967
# of Portfolio Holdings	55
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$9,849,575

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	5.44%
Consumer Staples	8.25%
Energy	4.66%
Financials	19.08%
Health Care	12.02%
Industrials	8.90%
Information Technology	30.62%
Materials	4.72%
Utilities	3.84%
Repurchase Agreements	1.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-577-I

07/24

Class R4

LRSSX

Lord Abbett Small-Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small-Cap Value Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$65	1.21%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$402,905,673
# of Portfolio Holdings	69
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$1,480,433

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.93%
Consumer Discretionary	9.70%
Consumer Staples	2.48%
Energy	9.64%
Financials	25.11%
Healthcare	6.31%
Industrials	17.38%
Information Technology	13.14%
Materials	6.11%
Real Estate	2.72%
Utilities	1.22%
Repurchase Agreements	0.89%
Money Market FundsFootnote Reference(a)	1.23%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8717-R4

07/24

Class F3

LOMGX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$34	0.63%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$454,917,924
# of Portfolio Holdings	72
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$1,079,510

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	17.89%
Consumer Cyclical	14.57%
Consumer Non-Cyclical	17.42%
Financial	7.40%
Industrial	14.42%
Technology	27.13%
Repurchase Agreements	1.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8957-F3

07/24

Class R2

LAMQX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$67	1.24%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,849,464,967
# of Portfolio Holdings	55
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$9,849,575

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	5.44%
Consumer Staples	8.25%
Energy	4.66%
Financials	19.08%
Health Care	12.02%
Industrials	8.90%
Information Technology	30.62%
Materials	4.72%
Utilities	3.84%
Repurchase Agreements	1.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1090-R2

07/24

Class P

LGOPX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$63	1.16%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$454,917,924
# of Portfolio Holdings	72
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$1,079,510

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	17.89%
Consumer Cyclical	14.57%
Consumer Non-Cyclical	17.42%
Financial	7.40%
Industrial	14.42%
Technology	27.13%
Repurchase Agreements	1.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-606-P

07/24

Class F

LRSFX

Lord Abbett Small-Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small-Cap Value Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$57	1.06%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$402,905,673
# of Portfolio Holdings	69
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$1,480,433

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.93%
Consumer Discretionary	9.70%
Consumer Staples	2.48%
Energy	9.64%
Financials	25.11%
Healthcare	6.31%
Industrials	17.38%
Information Technology	13.14%
Materials	6.11%
Real Estate	2.72%
Utilities	1.22%
Repurchase Agreements	0.89%
Money Market FundsFootnote Reference(a)	1.23%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1023-F

07/24

Class R6

LAMHX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$31	0.58%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,849,464,967
# of Portfolio Holdings	55
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$9,849,575

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	5.44%
Consumer Staples	8.25%
Energy	4.66%
Financials	19.08%
Health Care	12.02%
Industrials	8.90%
Information Technology	30.62%
Materials	4.72%
Utilities	3.84%
Repurchase Agreements	1.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8779-R6

07/24

Class C

LAMCX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.64%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,849,464,967
# of Portfolio Holdings	55
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$9,849,575

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	5.44%
Consumer Staples	8.25%
Energy	4.66%
Financials	19.08%
Health Care	12.02%
Industrials	8.90%
Information Technology	30.62%
Materials	4.72%
Utilities	3.84%
Repurchase Agreements	1.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-575-C

07/24

Class A

LMGAX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.96%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$454,917,924
# of Portfolio Holdings	72
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$1,079,510

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	17.89%
Consumer Cyclical	14.57%
Consumer Non-Cyclical	17.42%
Financial	7.40%
Industrial	14.42%
Technology	27.13%
Repurchase Agreements	1.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-260-A

07/24

Class I

LRSYX

Lord Abbett Small-Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small-Cap Value Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.96%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$402,905,673
# of Portfolio Holdings	69
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$1,480,433

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.93%
Consumer Discretionary	9.70%
Consumer Staples	2.48%
Energy	9.64%
Financials	25.11%
Healthcare	6.31%
Industrials	17.38%
Information Technology	13.14%
Materials	6.11%
Real Estate	2.72%
Utilities	1.22%
Repurchase Agreements	0.89%
Money Market FundsFootnote Reference(a)	1.23%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-687-I

07/24

Class F3

LRMAX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$31	0.58%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,849,464,967
# of Portfolio Holdings	55
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$9,849,575

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	5.44%
Consumer Staples	8.25%
Energy	4.66%
Financials	19.08%
Health Care	12.02%
Industrials	8.90%
Information Technology	30.62%
Materials	4.72%
Utilities	3.84%
Repurchase Agreements	1.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8953-F3

07/24

Class R3

LAMRX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$61	1.14%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,849,464,967
# of Portfolio Holdings	55
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$9,849,575

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	5.44%
Consumer Staples	8.25%
Energy	4.66%
Financials	19.08%
Health Care	12.02%
Industrials	8.90%
Information Technology	30.62%
Materials	4.72%
Utilities	3.84%
Repurchase Agreements	1.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2064-R3

07/24

Item 1(b):	Not applicable.

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Dividend Growth Fund

Growth Opportunities Fund

Small Cap Value Fund

For the six-month period ended May 31, 2024

Table of Contents

Schedules of Investments (Item 7):

1	Dividend Growth Fund

4	Growth Opportunities Fund

8	Small Cap Value Fund

12	Statements of Assets and Liabilities (Item 7)

14	Statements of Operations (Item 7)

16	Statements of Changes in Net Assets (Item 7)

18	Financial Highlights (Item 7)

30	Notes to Financial Statements (Item 7)

46	Changes in and Disagreements with Accountants (Item 8)

46	Proxy Disclosures (Item 9)

46	Remuneration Paid to Directors, Officers, and Others (Item 10)

46	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

DIVIDEND GROWTH FUND May 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.85%

COMMON STOCKS 98.85%

Aerospace & Defense 1.38%
Northrop Grumman Corp.	117,635	$53,026,329

Banks 4.76%
Bank of America Corp.	2,485,937	99,412,621
JPMorgan Chase & Co.	413,266	83,740,089
Total		183,152,710

Beverages 2.17%
Coca-Cola Co.	1,043,288	65,654,114
Pernod Ricard SA(a)	120,233	18,005,236
Total		83,659,350

Biotechnology 2.44%
AbbVie, Inc.	583,030	94,007,757

Capital Markets 7.33%
Ameriprise Financial, Inc.	106,849	46,651,342
Charles Schwab Corp.	999,305	73,229,070
Evercore, Inc. Class A	179,990	36,527,171
Morgan Stanley	739,738	72,375,966
S&P Global, Inc.	125,012	53,443,880
Total		282,227,429

Chemicals 1.02%
Sherwin-Williams Co.	129,479	39,335,720

Construction Materials 2.03%
CRH PLC	955,179	78,095,435

Consumer Staples Distribution & Retail 3.76%
Costco Wholesale Corp.	68,576	55,539,017
Walmart, Inc.	1,357,714	89,283,272
Total		144,822,289

Electric: Utilities 2.45%
NextEra Energy, Inc.	1,179,668	94,397,034

Electrical Equipment 1.47%
Eaton Corp. PLC	170,145	56,632,763
Investments	Shares	Fair Value
Financial Services 3.27%
Jack Henry & Associates, Inc.	162,193	$26,709,943
Mastercard, Inc. Class A	222,087	99,288,435
Total		125,998,378

Ground Transportation 3.40%
Old Dominion Freight Line, Inc.	296,152	51,900,638
Union Pacific Corp.	338,997	78,925,282
Total		130,825,920

Health Care Equipment & Supplies 1.64%
Abbott Laboratories	615,284	62,875,872

Health Care Providers & Services 2.75%
UnitedHealth Group, Inc.	213,868	105,943,791

Hotels, Restaurants & Leisure 1.30%
McDonald’s Corp.	193,354	50,057,417

Information Technology Services 1.59%
Accenture PLC Class A (Ireland)(b)	216,224	61,037,873

Insurance 3.70%
Allstate Corp.	192,781	32,294,673
Arthur J Gallagher & Co.	196,748	49,842,171
Chubb Ltd. (Switzerland)(b)	222,709	60,314,051
Total		142,450,895

Life Sciences Tools & Services 2.32%
Danaher Corp.	225,183	57,826,994
West Pharmaceutical Services, Inc.	95,014	31,488,590
Total		89,315,584

Machinery 2.14%
Parker-Hannifin Corp.	154,980	82,374,970

Media 1.39%
Comcast Corp. Class A	1,331,512	53,300,426

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

DIVIDEND GROWTH FUND May 31, 2024

Investments	Shares	Fair Value
Metals & Mining 1.66%
Reliance, Inc.	139,991	$42,106,493
Steel Dynamics, Inc.	163,453	21,881,453
Total		63,987,946

Multi-Utilities 1.38%
CMS Energy Corp.	845,055	53,179,311

Oil, Gas & Consumable Fuels 4.66%
Exxon Mobil Corp.	1,400,401	164,211,021
Marathon Petroleum Corp.	85,598	15,117,463
Total		179,328,484

Pharmaceuticals 2.87%
Eli Lilly & Co.	125,303	102,791,063
Zoetis, Inc.	44,997	7,629,691
Total		110,420,754

Professional Services 0.51%
Verisk Analytics, Inc.	77,047	19,475,941

Semiconductors & Semiconductor Equipment 13.63%
Analog Devices, Inc.	305,816	71,710,794
Broadcom, Inc.	57,169	75,951,875
Lam Research Corp.	68,250	63,639,030
NVIDIA Corp.	231,321	253,604,152
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	396,030	59,816,371
Total		524,722,222

Software 12.54%
Intuit, Inc.	32,115	18,512,371
Microsoft Corp.	816,115	338,793,820
Oracle Corp.	448,061	52,508,268
Roper Technologies, Inc.	136,847	72,906,608
Total		482,721,067

Specialty Retail 4.13%
Home Depot, Inc.	119,000	39,849,530
Lowe’s Cos., Inc.	207,236	45,859,255
TJX Cos., Inc.	711,670	73,373,177
Total		159,081,962
Investments	Shares	Fair Value
Technology Hardware, Storage & Peripherals 2.85%
Apple, Inc.	569,932	$109,569,427

Tobacco 2.31%
Philip Morris International, Inc.	878,263	89,038,303
Total Common Stocks (cost $2,522,763,327)		3,805,063,359

	Principal Amount
SHORT-TERM INVESTMENTS 1.08%

Repurchase Agreements 1.08%
Repurchase Agreement dated 5/31/2024, 2.800% due 6/3/2024 with Fixed Income Clearing Corp. collateralized by $46,170,800 of U.S. Treasury Note at 0.750% due 5/31/2026; value: $42,533,125; proceeds: $41,708,717 (cost $41,698,987)	$41,698,987	41,698,987
Total Investments in Securities 99.93% (cost $2,564,462,314)		3,846,762,346
Other Assets and Liabilities – Net 0.07%		2,702,621
Net Assets 100.00%		$3,849,464,967

ADR	American Depositary Receipt.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

DIVIDEND GROWTH FUND May 31, 2024

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$65,654,114	$18,005,236	$–	$83,659,350
Remaining Industries	3,721,404,009	–	–	3,721,404,009
Short-Term Investments
Repurchase Agreements	–	41,698,987	–	41,698,987
Total	$3,787,058,123	$59,704,223	$–	$3,846,762,346

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)

GROWTH OPPORTUNITIES FUND May 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 97.49%

COMMON STOCKS 97.49%

Aerospace & Defense 3.76%
Axon Enterprise, Inc.*	24,295	$6,843,173
TransDigm Group, Inc.	7,633	10,252,874
Total		17,096,047

Beverages 0.51%
Celsius Holdings, Inc.*	29,224	2,337,335

Biotechnology 6.58%
Arcellx, Inc.*	40,961	2,129,972
Blueprint Medicines Corp.*	39,965	4,218,705
Krystal Biotech, Inc.*	27,229	4,358,001
Natera, Inc.*	96,266	10,255,217
Neurocrine Biosciences, Inc.*	42,107	5,701,709
SpringWorks Therapeutics, Inc.*	78,845	3,268,914
Total		29,932,518

Broadline Retail 3.25%
Coupang, Inc.*	297,016	6,754,144
MercadoLibre, Inc. (Uruguay)*(a)	4,645	8,015,319
Total		14,769,463

Building Products 3.08%
Advanced Drainage
Systems, Inc.	21,189	3,676,080
Lennox International, Inc.	7,297	3,667,472
Trex Co., Inc.*	77,107	6,668,213
Total		14,011,765

Capital Markets 5.54%
ARES Management Corp. Class A	51,428	7,208,663
Cboe Global Markets, Inc.	23,638	4,089,138
Coinbase Global, Inc. Class A*	28,688	6,481,193
Tradeweb Markets, Inc. Class A	68,221	7,436,771
Total		25,215,765
Investments	Shares	Fair Value
Commercial Services & Supplies 1.77%
Copart, Inc.*	64,640	$3,429,798
Tetra Tech, Inc.	21,989	4,606,476
Total		8,036,274

Communications Equipment 1.97%
Arista Networks, Inc.*	30,127	8,967,302

Construction & Engineering 5.15%
Comfort Systems USA, Inc.	20,591	6,740,258
EMCOR Group, Inc.	22,668	8,810,145
Quanta Services, Inc.	28,518	7,869,257
Total		23,419,660

Consumer Staples Distribution & Retail 0.99%
Maplebear, Inc.*	147,323	4,490,405

Diversified Consumer Services 0.28%
Duolingo, Inc.*	6,784	1,298,458

Electrical Equipment 2.45%
Vertiv Holdings Co. Class A	113,625	11,143,204

Entertainment 3.09%
Spotify Technology SA (Sweden)*(a)	47,337	14,048,675

Financial Services 2.89%
Apollo Global Management, Inc.	68,761	7,987,278
Toast, Inc. Class A*	213,589	5,175,261
Total		13,162,539

Ground Transportation 1.67%
Lyft, Inc. Class A*	338,567	5,285,031
Saia, Inc.*	5,621	2,301,687
Total		7,586,718

Health Care Equipment & Supplies 4.06%
Dexcom, Inc.*	63,497	7,541,539
Glaukos Corp.*	51,127	5,763,035
RxSight, Inc.*	88,166	5,155,066
Total		18,459,640

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES FUND May 31, 2024

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 9.78%
Cava Group, Inc.*	102,212	$9,459,720
Chipotle Mexican Grill, Inc.*	3,374	10,559,000
DoorDash, Inc. Class A*	59,884	6,593,827
DraftKings, Inc. Class A*	175,151	6,153,055
Royal Caribbean Cruises Ltd.*	40,232	5,941,462
Wingstop, Inc.	15,664	5,774,534
Total		44,481,598

Household Durables 1.26%
Lennar Corp. Class A	35,722	5,728,023

Information Technology Services 0.73%
Shopify, Inc. Class A (Canada)*(a)	56,079	3,317,073

Interactive Media & Services 2.95%
Pinterest, Inc. Class A*	242,263	10,051,492
Reddit, Inc. Class A*	62,576	3,394,122
Total		13,445,614

Life Sciences Tools & Services 0.72%
Bio-Techne Corp.	42,588	3,287,368

Media 2.06%
Trade Desk, Inc. Class A*	100,957	9,366,790

Professional Services 1.37%
Booz Allen Hamilton Holding Corp.	40,844	6,216,865

Real Estate Management & Development 1.08%
CoStar Group, Inc.*	62,613	4,894,458

Semiconductors & Semiconductor Equipment 6.09%
Entegris, Inc.	54,041	6,828,080
KLA Corp.	6,590	5,005,303
Monolithic Power Systems, Inc.	14,180	10,431,233
Onto Innovation, Inc.*	25,135	5,446,755
Total		27,711,371
Investments	Shares	Fair Value
Software 19.42%
AppLovin Corp. Class A*	101,902	$8,302,975
Cadence Design Systems, Inc.*	19,037	5,450,483
Crowdstrike Holdings, Inc. Class A*	34,592	10,850,473
CyberArk Software Ltd. (Israel)*(a)	37,866	8,680,781
Datadog, Inc. Class A*	83,097	9,155,627
Gitlab, Inc. Class A*	85,052	4,013,604
HubSpot, Inc.*	19,882	12,148,896
Monday.com Ltd. (Israel)*(a)	30,125	6,805,539
Palantir Technologies, Inc. Class A*	267,561	5,800,722
Procore Technologies, Inc.*	61,154	4,105,268
Samsara, Inc. Class A*	128,290	4,352,880
Synopsys, Inc.*	6,239	3,498,831
Zscaler, Inc.*	30,592	5,199,416
Total		88,365,495

Specialty Retail 1.84%
Carvana Co.*	29,379	2,937,312
Ross Stores, Inc.	39,054	5,458,187
Total		8,395,499

Technology Hardware, Storage & Peripherals 0.96%
Super Micro Computer, Inc.*	5,556	4,358,738

Textiles, Apparel & Luxury Goods 2.19%
Deckers Outdoor Corp.*	5,949	6,507,730
On Holding AG Class A (Switzerland)*(a)	80,983	3,445,017
Total		9,952,747
Total Common Stocks (cost $326,723,099)		443,497,407

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES FUND May 31, 2024

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.15%

Repurchase Agreements 1.15%
Repurchase Agreement dated 5/31/2024, 2.800% due 6/3/2024 with Fixed Income Clearing Corp. collateralized by $5,809,200 of U.S. Treasury Note at 0.750% due 5/31/2026; value: $5,351,511; proceeds: $5,247,779 (cost $5,246,555)	$5,246,555	$5,246,555
Total Investments in Securities 98.64% (cost $331,969,654)		448,743,962
Other Assets and Liabilities – Net 1.36%		6,173,962
Net Assets 100.00%		$454,917,924

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

GROWTH OPPORTUNITIES FUND May 31, 2024

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$443,497,407	$–	$–	$443,497,407
Short-Term Investments
Repurchase Agreements	–	5,246,555	–	5,246,555
Total	$443,497,407	$5,246,555	$–	$448,743,962

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)

SMALL CAP VALUE FUND May 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.25%

COMMON STOCKS 99.25%

Aerospace & Defense 3.29%
Curtiss-Wright Corp.	16,429	$4,646,450
Leonardo DRS, Inc.*	365,419	8,605,617
Total		13,252,067

Air Freight & Logistics 1.26%
Radiant Logistics, Inc.*	952,020	5,083,787

Automobile Components 2.81%
Dorman Products, Inc.*	50,428	4,637,863
Gentherm, Inc.*	123,912	6,683,813
Total		11,321,676

Banks 13.50%
Axos Financial, Inc.*	114,656	6,176,519
Bancorp, Inc.*	180,408	6,059,905
Bank of Hawaii Corp.	68,452	3,952,418
First BanCorp	370,227	6,564,124
First Foundation, Inc.	503,739	2,982,129
Heritage Financial Corp.	326,492	5,919,300
Prosperity Bancshares, Inc.	79,037	4,924,005
Seacoast Banking Corp. of Florida	267,818	6,339,252
Wintrust Financial Corp.	58,734	5,791,760
WSFS Financial Corp.	129,348	5,699,073
Total		54,408,485

Capital Markets 4.01%
Bridge Investment Group Holdings, Inc. Class A	620,238	4,800,642
CI Financial Corp.(a)	417,635	4,482,923
Moelis & Co. Class A	121,303	6,866,963
Total		16,150,528

Chemicals 6.21%
Avient Corp.	177,332	7,923,194
Element Solutions, Inc.	234,949	5,645,825
HB Fuller Co.	75,022	5,974,002
Quaker Chemical Corp.	30,107	5,459,904
Total		25,002,925
Investments	Shares	Fair Value
Commercial Services & Supplies 3.00%
Brady Corp. Class A	127,708	$8,718,625
Vestis Corp.	274,651	3,383,701
Total		12,102,326

Electric: Utilities 1.24%
Portland General Electric Co.	111,734	4,978,867

Electronic Equipment, Instruments & Components 8.19%
Advanced Energy Industries, Inc.	77,983	8,377,714
Belden, Inc.	98,819	9,455,990
Crane NXT Co.	108,693	6,871,571
Mirion Technologies, Inc.*	763,835	8,295,248
Total		33,000,523

Energy Equipment & Services 1.71%
Liberty Energy, Inc.	279,695	6,905,670

Financial Services 3.34%
Compass Diversified Holdings	331,752	7,550,675
International Money Express, Inc.*	283,130	5,906,092
Total		13,456,767

Health Care Equipment & Supplies 2.56%
Integer Holdings Corp.*	49,059	5,947,913
Integra LifeSciences Holdings Corp.*	141,672	4,377,665
Total		10,325,578

Health Care Providers & Services 3.85%
Addus HomeCare Corp.*	58,360	6,700,312
AMN Healthcare Services, Inc.*	81,634	4,566,606
Tenet Healthcare Corp.*	31,324	4,235,631
Total		15,502,549

Household Durables 1.63%
Taylor Morrison Home
Corp.*	113,269	6,550,346

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SMALL CAP VALUE FUND May 31, 2024

Investments	Shares	Fair Value
Industrial REITS 1.37%
STAG Industrial, Inc.	157,246	$5,513,045

Information Technology Services 1.00%
Perficient, Inc.*	54,339	4,029,237

Insurance 4.64%
Bowhead Specialty Holdings, Inc.*	120,250	3,222,700
Kemper Corp.	147,489	8,825,742
White Mountains Insurance Group Ltd.	3,690	6,667,830
Total		18,716,272

Interactive Media & Services 1.84%
Cars.com, Inc.*	366,778	7,419,919

Leisure Products 2.90%
Malibu Boats, Inc. Class A*	166,651	6,409,397
YETI Holdings, Inc.*	129,804	5,288,215
Total		11,697,612

Machinery 4.17%
Columbus McKinnon Corp.	168,437	6,585,887
Crane Co.	40,842	6,088,725
Miller Industries, Inc.	67,578	4,108,742
Total		16,783,354

Media 2.15%
Criteo SA ADR*	222,266	8,672,819

Oil, Gas & Consumable Fuels 8.08%
Chesapeake Energy Corp.(b)	61,792	5,618,747
MEG Energy Corp.*(a)	292,691	6,354,398
Northern Oil & Gas, Inc.	193,326	7,912,833
Permian Resources Corp.	772,234	12,656,915
Total		32,542,893

Personal Care Products 0.97%
BellRing Brands, Inc.*	67,167	3,907,104
Investments	Shares	Fair Value
Professional Services 3.46%
ICF International, Inc.	32,957	$4,704,612
TrueBlue, Inc.*	248,867	2,687,764
WNS Holdings Ltd. (India)*(c)	130,335	6,544,120
Total		13,936,496

Real Estate Management & Development 1.40%
Marcus & Millichap, Inc.	173,990	5,625,097

Semiconductors & Semiconductor Equipment 1.73%
Silicon Motion Technology Corp. ADR	89,195	6,965,238

Software 2.42%
CommVault Systems, Inc.*	90,661	9,753,764

Specialty Retail 2.51%
Academy Sports & Outdoors, Inc.	112,915	6,514,066
Valvoline, Inc.*	88,980	3,612,588
Total		10,126,654

Tobacco 1.55%
Turning Point Brands, Inc.	189,832	6,228,388

Trading Companies & Distributors 2.46%
BlueLinx Holdings, Inc.*	48,304	4,969,999
GMS, Inc.*	52,769	4,958,175
Total		9,928,174
Total Common Stocks (cost $348,287,510)		399,888,160

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

SMALL CAP VALUE FUND May 31, 2024

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 2.30%

Repurchase Agreements 0.90%
Repurchase Agreement dated 5/31/2024, 2.800% due 6/3/2024 with Fixed Income Clearing Corp. collateralized by $4,024,900 of U.S. Treasury Note at 0.750% due 5/31/2026; value: $3,707,793; proceeds: $3,635,917 (cost $3,635,069)	$3,635,069	$3,635,069
Investments	Shares	Fair Value
Money Market Funds 1.26%
Fidelity Government Portfolio(d) (cost $5,051,443)	5,051,443	$5,051,443

Time Deposits 0.14%
CitiBank N.A.(d) (cost $561,271)	561,271	561,271
Total Short-Term Investments (cost $9,247,783)		9,247,783
Total Investments in Securities 101.55% (cost $357,535,293)		409,135,943
Other Assets and Liabilities – Net (1.55)%		(6,230,270)
Net Assets 100.00%		$402,905,673

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Foreign security traded in U.S. dollars.
(d)	Security was purchased with the cash collateral from loaned securities.

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SMALL CAP VALUE FUND May 31, 2024

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$399,888,160	$–	$–	$399,888,160
Short-Term Investments
Repurchase Agreements	–	3,635,069	–	3,635,069
Money Market Funds	5,051,443	–	–	5,051,443
Time Deposits	–	561,271	–	561,271
Total	$404,939,603	$4,196,340	$–	$409,135,943

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	11

Statements of Assets and Liabilities (unaudited)

May 31, 2024

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
ASSETS:
Investments in securities, at cost	$2,564,462,314	$331,969,654	$357,535,293
Investments in securities, at fair value including $0, $0 and $5,562,552, respectively, of securities loaned	$3,846,762,346	$448,743,962	$409,135,943
Cash	14	143	–
Receivables:
Interest and dividends	5,303,324	20,709	364,655
Capital shares sold	2,020,038	279,535	54,632
From advisor (See Note 3)	5,312	65,795	–
Investment securities sold	–	14,531,391	–
Securities lending income receivable	–	288	1,756
Prepaid expenses and other assets	92,793	67,105	73,446
Total assets	3,854,183,827	463,708,928	409,630,432
LIABILITIES:
Payables:
Management fee	1,678,645	255,980	252,007
Capital shares reacquired	1,550,145	192,330	454,470
12b-1 distribution plan	615,649	89,721	68,936
Directors’ fees	285,745	85,565	191,755
Fund administration	128,735	15,753	13,440
Investment securities purchased	–	8,018,507	–
Collateral due to broker for securities lending	–	–	5,612,714
Accrued expenses	459,941	133,148	131,437
Total liabilities	4,718,860	8,791,004	6,724,759
NET ASSETS	$3,849,464,967	$454,917,924	$402,905,673
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,510,003,066	$393,368,884	$310,820,826
Total distributable earnings (loss)	1,339,461,901	61,549,040	92,084,847
Net Assets	$3,849,464,967	$454,917,924	$402,905,673

12	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2024

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Net Assets by class:
Class A Shares	$2,477,172,815	$337,583,507	$193,042,994
Class C Shares	$140,564,186	$6,967,688	$3,205,683
Class F Shares	$63,487,583	$4,056,635	$2,697,879
Class F3 Shares	$327,561,281	$56,935,439	$30,696,367
Class I Shares	$797,507,591	$24,847,403	$150,818,535
Class P Shares	$951,114	$2,763,605	$10,530,013
Class R2 Shares	$1,475,856	$649,165	$789,994
Class R3 Shares	$14,641,198	$9,964,375	$3,138,732
Class R4 Shares	$7,098,503	$1,806,630	$488,838
Class R5 Shares	$363,166	$11,572	$323,508
Class R6 Shares	$18,641,674	$9,331,905	$7,173,130
Outstanding shares by class:
Class A Shares (538.13, 198 and 378 million shares of common stock authorized, $.001 par value)	115,215,464	15,797,580	12,197,702
Class C Shares (40, 40 and 30 million shares of common stock authorized, $.001 par value)	6,656,282	573,173	966,070
Class F Shares (144.38, 66 and 63 million shares of common stock authorized, $.001 par value)	2,929,697	176,889	168,010
Class F3 Shares (88.13, 66 and 63 million shares of common stock authorized, $.001 par value)	14,910,450	2,136,424	1,433,477
Class I Shares (144.38, 66 and 315 million shares of common stock authorized, $.001 par value)	36,593,947	943,536	7,123,868
Class P Shares (20, 20 and 50 million shares of common stock authorized, $.001 par value)	43,892	136,546	734,012
Class R2 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	67,716	33,701	56,533
Class R3 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	685,639	497,302	217,486
Class R4 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	330,555	84,537	30,800
Class R5 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	16,671	439	15,255
Class R6 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	848,835	350,263	335,114
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$21.50	$21.37	$15.83
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$22.81	$22.67	$16.80
Class C Shares-Net asset value	$21.12	$12.16	$3.32
Class F Shares-Net asset value	$21.67	$22.93	$16.06
Class F3 Shares-Net asset value	$21.97	$26.65	$21.41
Class I Shares-Net asset value	$21.79	$26.33	$21.17
Class P Shares-Net asset value	$21.67	$20.24	$14.35
Class R2 Shares-Net asset value	$21.79	$19.26	$13.97
Class R3 Shares-Net asset value	$21.35	$20.04	$14.43
Class R4 Shares-Net asset value	$21.47	$21.37	$15.87
Class R5 Shares-Net asset value*	$21.78	$26.37	$21.21
Class R6 Shares-Net asset value	$21.96	$26.64	$21.41

*	Net asset value may not recalculate due to rounding of fractional shares.

See Notes to Financial Statements.	13

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2024

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Investment income:
Dividends (net of foreign withholding taxes of $6,642, $0 and $30,683, respectively)	$29,785,488	$408,348	$2,569,286
Securities lending net income	4,401	26,959	2,240
Interest and other	463,609	134,108	65,164
Interest earned from Interfund Lending (See Note 9)	2,393	–	–
Total investment income	30,255,891	569,415	2,636,690
Expenses:
Management fee	9,849,575	1,474,347	1,480,433
12b-1 distribution plan–Class A	2,972,007	421,811	237,060
12b-1 distribution plan–Class C	704,196	39,674	18,331
12b-1 distribution plan–Class F	31,357	2,048	1,374
12b-1 distribution plan–Class P	2,080	6,425	23,979
12b-1 distribution plan–Class R2	4,226	1,803	1,849
12b-1 distribution plan–Class R3	36,042	25,063	7,603
12b-1 distribution plan–Class R4	8,706	2,329	560
Shareholder servicing	1,069,285	235,022	158,607
Fund administration	755,067	90,729	78,956
Registration	103,001	83,622	82,025
Reports to shareholders	94,379	26,310	14,118
Directors’ fees	63,392	7,393	6,823
Professional	44,707	25,734	23,337
Custody	20,266	4,312	4,275
Other	76,295	36,964	32,610
Gross expenses	15,834,581	2,483,586	2,171,940
Fees waived and expenses reimbursed (See Note 3)	(51,623)	(399,149)	(4,275)
Net expenses	15,782,958	2,084,437	2,167,665
Net investment income (loss)	14,472,933	(1,515,022)	469,025
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	69,676,312	36,380,499	43,017,658
Net realized gain (loss) on foreign currency related transactions	(1,630)	–	(1,555)
Net change in unrealized appreciation/depreciation on investments	445,362,363	29,385,683	15,170,550
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(5,172)	(28)	–
Net realized and unrealized gain (loss)	515,031,873	65,766,154	58,186,653
Net Increase in Net Assets Resulting From Operations	$529,504,806	$64,251,132	$58,655,678

14	See Notes to Financial Statements.

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Statements of Changes in Net Assets

	Dividend Growth Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2024 (unaudited)	For the Year Ended November 30, 2023
Operations:
Net investment income (loss)	$14,472,933	$31,235,317
Net realized gain (loss) on investments, future contracts and foreign currency related transactions	69,674,682	33,495,306
Net change in unrealized appreciation/depreciation on investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	445,357,191	192,892,751
Net increase (decrease) in net assets resulting from operations	529,504,806	257,623,374
Distributions to Shareholders
Class A	(22,872,410)	(115,891,096)
Class C	(890,764)	(7,327,812)
Class F	(657,869)	(9,201,697)
Class F3	(3,307,497)	(15,991,836)
Class I	(9,301,906)	(44,519,339)
Class P	(7,868)	(45,894)
Class R2	(10,871)	(58,895)
Class R3	(123,490)	(560,244)
Class R4	(68,579)	(227,844)
Class R5	(3,390)	(13,874)
Class R6	(178,179)	(886,856)
Total distribution to shareholders	(37,422,823)	(194,725,387)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	196,566,841	484,252,301
Reinvestment of distributions	35,778,633	186,549,086
Cost of shares reacquired	(505,280,454)	(802,698,819)
Net decrease in net assets resulting from capital share transactions	(272,934,980)	(131,897,432)
Net increase (decrease) in net assets	219,147,003	(68,999,445)
NET ASSETS:
Beginning of period	$3,630,317,964	$3,699,317,409
End of period	$3,849,464,967	$3,630,317,964

16	See Notes to Financial Statements.

Growth Opportunities Fund		Small Cap Value Fund
For the Six Months Ended May 31, 2024 (unaudited)	For the Year Ended November 30, 2023	For the Six Months Ended May 31, 2024 (unaudited)	For the Year Ended November 30, 2023

$(1,515,022)	$(2,528,428)	$469,025	$1,548,462

36,380,499	(18,405,462)	43,016,103	(1,866,545)

29,385,655	8,080,506	15,170,550	17,551,836

64,251,132	(12,853,384)	58,655,678	17,233,753

–	–	(233,061)	(6,623,856)
–	–	(27,671)	(716,290)
–	–	(7,213)	(198,561)
–	–	(83,678)	(788,836)
–	–	(395,798)	(4,430,653)
–	–	–	(444,303)
–	–	–	(19,262)
–	–	–	(94,985)
–	–	(559)	(15,935)
–	–	(827)	(8,029)
–	–	(15,659)	(167,000)
–	–	(764,466)	(13,507,710)

31,475,561	87,450,199	13,259,990	32,915,003
–	–	736,504	12,991,119
(58,512,444)	(133,294,147)	(40,446,374)	(86,954,732)

(27,036,883)	(45,843,948)	(26,449,880)	(41,048,610)
37,214,249	(58,697,332)	31,441,332	(37,322,567)

$417,703,675	$476,401,007	$371,464,341	$408,786,908
$454,917,924	$417,703,675	$402,905,673	$371,464,341

See Notes to Financial Statements.	17

Financial Highlights

DIVIDEND GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2024(c)	$18.85	$0.07		$2.78	$2.85	$(0.09)	$(0.11)	$(0.20)
11/30/2023	18.54	0.15		1.14	1.29	(0.15)	(0.83)	(0.98)
11/30/2022	21.23	0.17		(1.20)	(1.03)	(0.18)	(1.48)	(1.66)
11/30/2021	17.82	0.16		3.83	3.99	(0.15)	(0.43)	(0.58)
11/30/2020	16.38	0.17		2.17	2.34	(0.20)	(0.70)	(0.90)
11/30/2019	15.75	0.25		1.64	1.89	(0.23)	(1.03)	(1.26)
Class C
5/31/2024(c)	18.52	–	(f)	2.72	2.72	(0.01)	(0.11)	(0.12)
11/30/2023	18.23	0.01		1.12	1.13	(0.01)	(0.83)	(0.84)
11/30/2022	20.90	0.03		(1.17)	(1.14)	(0.05)	(1.48)	(1.53)
11/30/2021	17.55	0.01		3.78	3.79	(0.01)	(0.43)	(0.44)
11/30/2020	16.14	0.06		2.13	2.19	(0.08)	(0.70)	(0.78)
11/30/2019	15.54	0.13		1.62	1.75	(0.12)	(1.03)	(1.15)
Class F
5/31/2024(c)	18.99	0.10		2.79	2.89	(0.10)	(0.11)	(0.21)
11/30/2023	18.65	0.18		1.16	1.34	(0.17)	(0.83)	(1.00)
11/30/2022	21.32	0.22		(1.20)	(0.98)	(0.21)	(1.48)	(1.69)
11/30/2021	17.87	0.21		3.84	4.05	(0.17)	(0.43)	(0.60)
11/30/2020	16.41	0.21		2.18	2.39	(0.23)	(0.70)	(0.93)
11/30/2019	15.77	0.29		1.63	1.92	(0.25)	(1.03)	(1.28)
Class F3
5/31/2024(c)	19.25	0.11		2.83	2.94	(0.11)	(0.11)	(0.22)
11/30/2023	18.91	0.20		1.16	1.36	(0.19)	(0.83)	(1.02)
11/30/2022	21.60	0.24		(1.22)	(0.98)	(0.23)	(1.48)	(1.71)
11/30/2021	18.11	0.23		3.89	4.12	(0.20)	(0.43)	(0.63)
11/30/2020	16.62	0.23		2.20	2.43	(0.24)	(0.70)	(0.94)
11/30/2019	15.96	0.30		1.66	1.96	(0.27)	(1.03)	(1.30)
Class I
5/31/2024(c)	19.10	0.10		2.81	2.91	(0.11)	(0.11)	(0.22)
11/30/2023	18.78	0.19		1.15	1.34	(0.19)	(0.83)	(1.02)
11/30/2022	21.48	0.25		(1.24)	(0.99)	(0.23)	(1.48)	(1.71)
11/30/2021	18.02	0.22		3.86	4.08	(0.19)	(0.43)	(0.62)
11/30/2020	16.55	0.21		2.20	2.41	(0.24)	(0.70)	(0.94)
11/30/2019	15.91	0.29		1.65	1.94	(0.27)	(1.03)	(1.30)
Class P
5/31/2024(c)	19.00	0.05		2.80	2.85	(0.07)	(0.11)	(0.18)
11/30/2023	18.68	0.11		1.15	1.26	(0.11)	(0.83)	(0.94)
11/30/2022	21.37	0.14		(1.20)	(1.06)	(0.15)	(1.48)	(1.63)
11/30/2021	17.93	0.12		3.86	3.98	(0.11)	(0.43)	(0.54)
11/30/2020	16.48	0.14		2.18	2.32	(0.17)	(0.70)	(0.87)
11/30/2019	15.83	0.22		1.65	1.87	(0.19)	(1.03)	(1.22)

18	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$21.50	15.19	(d)	0.89	(e)	0.89	(e)	0.71	(e)	$2,477,173	13	(d)
18.85	7.58		0.90		0.90		0.82		2,215,523	35
18.54	(5.30)		0.92		0.92		0.95		2,213,259	47
21.23	22.95		0.91		0.91		0.82		2,368,031	39
17.82	15.10		0.95		0.95		1.10		1,925,498	59
16.38	13.59		0.95		0.95		1.62		1,731,882	51

21.12	14.77	(d)	1.64	(e)	1.64	(e)	(0.04	)(e)	140,564	13	(d)
18.52	6.77		1.65		1.65		0.06		135,085	35
18.23	(6.00)		1.67		1.67		0.19		158,789	47
20.90	22.07		1.66		1.66		0.07		193,493	39
17.55	14.21		1.70		1.70		0.37		176,775	59
16.14	12.72		1.70		1.70		0.87		216,647	51

21.67	15.31	(d)	0.64	(e)	0.74	(e)	0.96	(e)	63,488	13	(d)
18.99	7.84		0.65		0.75		0.99		60,941	35
18.65	(5.05)		0.67		0.77		1.16		184,824	47
21.32	23.29		0.66		0.76		1.07		467,768	39
17.87	15.38		0.70		0.80		1.35		330,470	59
16.41	13.81		0.70		0.80		1.87		296,993	51

21.97	15.37	(d)	0.58	(e)	0.58	(e)	1.02	(e)	327,561	13	(d)
19.25	7.86		0.59		0.59		1.12		291,252	35
18.91	(4.95)		0.60		0.60		1.26		295,542	47
21.60	23.34		0.60		0.60		1.14		314,607	39
18.11	15.50		0.62		0.62		1.43		240,767	59
16.62	13.90		0.63		0.63		1.95		205,183	51

21.79	15.33	(d)	0.64	(e)	0.64	(e)	0.96	(e)	797,508	13	(d)
19.10	7.80		0.65		0.65		1.07		889,207	35
18.78	(5.04)		0.67		0.67		1.39		812,893	47
21.48	23.27		0.66		0.66		1.08		70,953	39
18.02	15.42		0.70		0.70		1.35		44,354	59
16.55	13.87		0.70		0.70		1.87		42,809	51

21.67	15.06	(d)	1.09	(e)	1.09	(e)	0.51	(e)	951	13	(d)
19.00	7.36		1.10		1.10		0.61		850	35
18.68	(5.46)		1.12		1.12		0.74		913	47
21.37	22.72		1.12		1.12		0.61		1,074	39
17.93	14.83		1.15		1.15		0.90		1,092	59
16.48	13.36		1.15		1.15		1.42		1,137	51

See Notes to Financial Statements.	19

Financial Highlights (concluded)

DIVIDEND GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2024(c)	$19.11	$0.04	$2.80	$2.84	$(0.05)	$(0.11)	$(0.16)
11/30/2023	18.78	0.08	1.16	1.24	(0.08)	(0.83)	(0.91)
11/30/2022	21.48	0.11	(1.22)	(1.11)	(0.11)	(1.48)	(1.59)
11/30/2021	18.02	0.10	3.87	3.97	(0.08)	(0.43)	(0.51)
11/30/2020	16.55	0.12	2.19	2.31	(0.14)	(0.70)	(0.84)
11/30/2019	15.90	0.19	1.67	1.86	(0.18)	(1.03)	(1.21)
Class R3
5/31/2024(c)	18.72	0.05	2.75	2.80	(0.06)	(0.11)	(0.17)
11/30/2023	18.43	0.10	1.13	1.23	(0.11)	(0.83)	(0.94)
11/30/2022	21.11	0.13	(1.19)	(1.06)	(0.14)	(1.48)	(1.62)
11/30/2021	17.72	0.11	3.81	3.92	(0.10)	(0.43)	(0.53)
11/30/2020	16.29	0.13	2.16	2.29	(0.16)	(0.70)	(0.86)
11/30/2019	15.67	0.21	1.63	1.84	(0.19)	(1.03)	(1.22)
Class R4
5/31/2024(c)	18.83	0.07	2.77	2.84	(0.09)	(0.11)	(0.20)
11/30/2023	18.53	0.15	1.13	1.28	(0.15)	(0.83)	(0.98)
11/30/2022	21.21	0.17	(1.18)	(1.01)	(0.19)	(1.48)	(1.67)
11/30/2021	17.80	0.16	3.82	3.98	(0.14)	(0.43)	(0.57)
11/30/2020	16.36	0.18	2.16	2.34	(0.20)	(0.70)	(0.90)
11/30/2019	15.74	0.25	1.63	1.88	(0.23)	(1.03)	(1.26)
Class R5
5/31/2024(c)	19.10	0.10	2.80	2.90	(0.11)	(0.11)	(0.22)
11/30/2023	18.77	0.19	1.16	1.35	(0.19)	(0.83)	(1.02)
11/30/2022	21.47	0.21	(1.20)	(0.99)	(0.23)	(1.48)	(1.71)
11/30/2021	18.01	0.22	3.86	4.08	(0.19)	(0.43)	(0.62)
11/30/2020	16.55	0.21	2.19	2.40	(0.24)	(0.70)	(0.94)
11/30/2019	15.90	0.29	1.66	1.95	(0.27)	(1.03)	(1.30)
Class R6
5/31/2024(c)	19.24	0.11	2.83	2.94	(0.11)	(0.11)	(0.22)
11/30/2023	18.90	0.20	1.16	1.36	(0.19)	(0.83)	(1.02)
11/30/2022	21.59	0.23	(1.21)	(0.98)	(0.23)	(1.48)	(1.71)
11/30/2021	18.11	0.22	3.89	4.11	(0.20)	(0.43)	(0.63)
11/30/2020	16.62	0.23	2.20	2.43	(0.24)	(0.70)	(0.94)
11/30/2019	15.96	0.30	1.66	1.96	(0.27)	(1.03)	(1.30)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.

20	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$21.79	14.95	(d)	1.24	(e)	1.24	(e)	0.36	(e)	$1,476	13	(d)
19.11	7.21		1.25		1.25		0.47		1,282	35
18.78	(5.64)		1.27		1.27		0.60		1,207	47
21.48	22.56		1.26		1.26		0.49		1,427	39
18.02	14.67		1.30		1.30		0.76		951	59
16.55	13.16		1.30		1.30		1.26		1,045	51

21.35	14.99	(d)	1.14	(e)	1.14	(e)	0.46	(e)	14,641	13	(d)
18.72	7.32		1.15		1.15		0.58		13,539	35
18.43	(5.53)		1.17		1.17		0.69		10,852	47
21.11	22.66		1.16		1.16		0.56		13,953	39
17.72	14.81		1.20		1.20		0.86		13,802	59
16.29	13.31		1.20		1.20		1.37		16,221	51

21.47	15.15	(d)	0.89	(e)	0.89	(e)	0.71	(e)	7,099	13	(d)
18.83	7.55		0.90		0.90		0.82		6,633	35
18.53	(5.30)		0.92		0.92		0.94		4,194	47
21.21	22.96		0.91		0.91		0.80		4,441	39
17.80	15.10		0.95		0.95		1.12		4,144	59
16.36	13.54		0.95		0.95		1.62		5,504	51

21.78	15.28	(d)	0.64	(e)	0.64	(e)	0.96	(e)	363	13	(d)
19.10	7.86		0.65		0.65		1.07		257	35
18.77	(5.09)		0.67		0.67		1.14		291	47
21.47	23.28		0.66		0.66		1.09		620	39
18.01	15.36		0.70		0.70		1.34		395	59
16.55	13.87		0.70		0.70		1.89		272	51

21.96	15.37	(d)	0.58	(e)	0.58	(e)	1.02	(e)	18,642	13	(d)
19.24	7.87		0.59		0.59		1.12		15,748	35
18.90	(5.00)		0.60		0.60		1.26		16,552	47
21.59	23.34		0.60		0.60		1.13		18,992	39
18.11	15.50		0.62		0.62		1.43		16,977	59
16.62	13.97		0.63		0.63		1.95		13,012	51

See Notes to Financial Statements.	21

Financial Highlights

GROWTH OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
5/31/2024(c)	$18.47	$(0.07)	$2.97	$2.90	$–	$21.37
11/30/2023	18.95	(0.11)	(0.37)	(0.48)	–	18.47
11/30/2022	31.15	(0.08)	(7.20)	(7.28)	(4.92)	18.95
11/30/2021	32.07	(0.22)	3.82	3.60	(4.52)	31.15
11/30/2020	24.97	(0.11)	8.56	8.45	(1.35)	32.07
11/30/2019	21.46	(0.09)	4.74	4.65	(1.14)	24.97
Class C
5/31/2024(c)	10.55	(0.09)	1.70	1.61	–	12.16
11/30/2023	10.91	(0.14)	(0.22)	(0.36)	–	10.55
11/30/2022	20.21	(0.14)	(4.24)	(4.38)	(4.92)	10.91
11/30/2021	22.45	(0.30)	2.58	2.28	(4.52)	20.21
11/30/2020	18.01	(0.20)	5.99	5.79	(1.35)	22.45
11/30/2019	15.93	(0.19)	3.41	3.22	(1.14)	18.01
Class F
5/31/2024(c)	19.81	(0.06)	3.18	3.12	–	22.93
11/30/2023	20.30	(0.10)	(0.39)	(0.49)	–	19.81
11/30/2022	32.95	(0.06)	(7.67)	(7.73)	(4.92)	20.30
11/30/2021	33.64	(0.18)	4.01	3.83	(4.52)	32.95
11/30/2020	26.09	(0.08)	8.98	8.90	(1.35)	33.64
11/30/2019	22.33	(0.06)	4.96	4.90	(1.14)	26.09
Class F3
5/31/2024(c)	23.00	(0.05)	3.70	3.65	–	26.65
11/30/2023	23.52	(0.06)	(0.46)	(0.52)	–	23.00
11/30/2022	37.32	(0.02)	(8.86)	(8.88)	(4.92)	23.52
11/30/2021	37.47	(0.14)	4.51	4.37	(4.52)	37.32
11/30/2020	28.86	(0.05)	10.01	9.96	(1.35)	37.47
11/30/2019	24.53	(0.02)	5.49	5.47	(1.14)	28.86
Class I
5/31/2024(c)	22.73	(0.06)	3.66	3.60	–	26.33
11/30/2023	23.27	(0.08)	(0.46)	(0.54)	–	22.73
11/30/2022	37.00	(0.02)	(8.79)	(8.81)	(4.92)	23.27
11/30/2021	37.21	(0.17)	4.48	4.31	(4.52)	37.00
11/30/2020	28.69	(0.02)	9.89	9.87	(1.35)	37.21
11/30/2019	24.41	(0.04)	5.46	5.42	(1.14)	28.69
Class P
5/31/2024(c)	17.51	(0.09)	2.82	2.73	–	20.24
11/30/2023	18.01	(0.14)	(0.36)	(0.50)	–	17.51
11/30/2022	29.90	(0.12)	(6.85)	(6.97)	(4.92)	18.01
11/30/2021	31.01	(0.27)	3.68	3.41	(4.52)	29.90
11/30/2020	24.24	(0.15)	8.27	8.12	(1.35)	31.01
11/30/2019	20.90	(0.13)	4.61	4.48	(1.14)	24.24
Class R2
5/31/2024(c)	16.68	(0.10)	2.68	2.58	–	19.26
11/30/2023	17.18	(0.16)	(0.34)	(0.50)	–	16.68
11/30/2022	28.79	(0.14)	(6.55)	(6.69)	(4.92)	17.18
11/30/2021	30.06	(0.31)	3.56	3.25	(4.52)	28.79
11/30/2020	23.57	(0.18)	8.02	7.84	(1.35)	30.06
11/30/2019	20.39	(0.16)	4.48	4.32	(1.14)	23.57

22	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:
Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

15.64 (d)	0.96	(e)	1.14	(e)	(0.71	)(e)	$337,584	58	(d)
(2.48)	0.96		1.16		(0.61)		307,288	149
(27.23)	1.05		1.19		(0.40)		356,219	118
12.09	1.06		1.17		(0.71)		531,845	68
35.75	1.10		1.19		(0.42)		492,772	50
23.48	1.16		1.16		(0.39)		385,588	27

15.26 (d)	1.71	(e)	1.89	(e)	(1.46	)(e)	6,968	58	(d)
(3.30)	1.71		1.91		(1.38)		7,907	149
(27.73)	1.80		1.94		(1.16)		15,434	118
11.24	1.81		1.92		(1.47)		25,235	68
34.73	1.85		1.94		(1.15)		26,782	50
22.58	1.91		1.91		(1.14)		26,860	27

15.74 (d)	0.81	(e)	0.99	(e)	(0.56	)(e)	4,057	58	(d)
(2.36)	0.81		1.01		(0.51)		3,825	149
(27.09)	0.90		1.04		(0.29)		16,775	118
12.22	0.91		1.02		(0.57)		48,943	68
35.95	0.94		1.04		(0.28)		42,530	50
23.69	1.01		1.01		(0.24)		23,271	27

15.82 (d)	0.63	(e)	0.78	(e)	(0.38	)(e)	56,935	58	(d)
(2.17)	0.63		0.78		(0.28)		47,318	149
(26.98)	0.71		0.85		(0.06)		48,091	118
12.44	0.73		0.84		(0.39)		59,660	68
36.18	0.77		0.86		(0.15)		26,711	50
23.90	0.86		0.86		(0.08)		7,986	27

15.78 (d)	0.71	(e)	0.89	(e)	(0.46	)(e)	24,847	58	(d)
(2.23)	0.71		0.90		(0.34)		28,362	149
(27.03)	0.81		0.94		(0.06)		14,742	118
12.35	0.81		0.92		(0.48)		217,472	68
36.08	0.86		0.94		(0.05)		193,878	50
23.81	0.91		0.91		(0.15)		374,814	27

15.53 (d)	1.16	(e)	1.34	(e)	(0.91	)(e)	2,764	58	(d)
(2.72)	1.16		1.36		(0.81)		2,754	149
(27.35)	1.25		1.39		(0.60)		2,643	118
11.86	1.26		1.37		(0.92)		3,657	68
35.51	1.30		1.39		(0.60)		3,432	50
23.23	1.36		1.36		(0.58)		3,286	27

15.40 (d)	1.31	(e)	1.49	(e)	(1.06	)(e)	649	58	(d)
(2.85)	1.31		1.51		(0.97)		683	149
(27.44)	1.40		1.54		(0.77)		858	118
11.68	1.41		1.52		(1.07)		1,257	68
35.26	1.45		1.54		(0.76)		987	50
23.13	1.51		1.51		(0.75)		748	27

See Notes to Financial Statements.	23

Financial Highlights (concluded)

GROWTH OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class R3
5/31/2024(c)	$17.34	$(0.09)	$2.79	$2.70	$–	$20.04
11/30/2023	17.84	(0.15)	(0.35)	(0.50)	–	17.34
11/30/2022	29.68	(0.13)	(6.79)	(6.92)	(4.92)	17.84
11/30/2021	30.83	(0.28)	3.65	3.37	(4.52)	29.68
11/30/2020	24.11	(0.16)	8.23	8.07	(1.35)	30.83
11/30/2019	20.81	(0.14)	4.58	4.44	(1.14)	24.11
Class R4
5/31/2024(c)	18.47	(0.07)	2.97	2.90	–	21.37
11/30/2023	18.96	(0.11)	(0.38)	(0.49)	–	18.47
11/30/2022	31.15	(0.08)	(7.19)	(7.27)	(4.92)	18.96
11/30/2021	32.07	(0.22)	3.82	3.60	(4.52)	31.15
11/30/2020	24.97	(0.11)	8.56	8.45	(1.35)	32.07
11/30/2019	21.46	(0.09)	4.74	4.65	(1.14)	24.97
Class R5
5/31/2024(c)	22.76	(0.05)	3.66	3.61	–	26.37
11/30/2023	23.30	(0.08)	(0.46)	(0.54)	–	22.76
11/30/2022	37.03	(0.06)	(8.75)	(8.81)	(4.92)	23.30
11/30/2021	37.24	(0.17)	4.48	4.31	(4.52)	37.03
11/30/2020	28.71	(0.05)	9.93	9.88	(1.35)	37.24
11/30/2019	24.43	(0.04)	5.46	5.42	(1.14)	28.71
Class R6
5/31/2024(c)	22.99	(0.05)	3.70	3.65	–	26.64
11/30/2023	23.52	(0.06)	(0.47)	(0.53)	–	22.99
11/30/2022	37.31	(0.02)	(8.85)	(8.87)	(4.92)	23.52
11/30/2021	37.46	(0.15)	4.52	4.37	(4.52)	37.31
11/30/2020	28.86	(0.03)	9.98	9.95	(1.35)	37.46
11/30/2019	24.53	(0.03)	5.50	5.47	(1.14)	28.86

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

24	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:
Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

15.50 (d)	1.21	(e)	1.39	(e)	(0.96	)(e)	$9,964	58	(d)
(2.75)	1.21		1.41		(0.86)		9,340	149
(27.39)	1.30		1.44		(0.65)		10,319	118
11.79	1.31		1.42		(0.97)		15,075	68
35.43	1.35		1.44		(0.65)		16,868	50
23.18	1.41		1.41		(0.64)		15,908	27

15.64 (d)	0.96	(e)	1.14	(e)	(0.71	)(e)	1,807	58	(d)
(2.53)	0.96		1.16		(0.61)		1,695	149
(27.19)	1.04		1.19		(0.40)		2,038	118
12.08	1.06		1.17		(0.72)		2,643	68
35.75	1.09		1.19		(0.45)		1,948	50
23.48	1.16		1.16		(0.40)		1,022	27

15.85 (d)	0.71	(e)	0.87	(e)	(0.44	)(e)	12	58	(d)
(2.27)	0.71		0.90		(0.37)		47	149
(27.01)	0.80		0.94		(0.23)		65	118
12.34	0.81		0.92		(0.46)		194	68
36.09	0.85		0.94		(0.16)		100	50
23.79	0.91		0.91		(0.14)		89	27

15.87 (d)	0.63	(e)	0.78	(e)	(0.38	)(e)	9,332	58	(d)
(2.21)	0.63		0.78		(0.28)		8,484	149
(26.96)	0.71		0.85		(0.07)		9,216	118
12.44	0.74		0.84		(0.40)		12,593	68
36.20	0.78		0.86		(0.11)		11,488	50
23.86	0.86		0.86		(0.11)		7,181	27

See Notes to Financial Statements.	25

Financial Highlights

SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2024(c)	$13.64	$0.01	$2.20	$2.21	$(0.02)	$–	$(0.02)
11/30/2023	13.57	0.04	0.51	0.55	(0.03)	(0.45)	(0.48)
11/30/2022	17.62	0.04	(1.40)	(1.36)	(0.02)	(2.67)	(2.69)
11/30/2021	13.97	0.05	3.76	3.81	(0.16)	–	(0.16)
11/30/2020	17.48	0.11	(0.68)	(0.57)	(0.05)	(2.89)	(2.94)
11/30/2019	20.46	0.04	0.04	0.08	–	(3.06)	(3.06)
Class C
5/31/2024(c)	2.89	(0.01)	0.46	0.45	(0.02)	–	(0.02)
11/30/2023	3.29	(0.01)	0.09	0.08	(0.03)	(0.45)	(0.48)
11/30/2022	6.32	(0.02)	(0.34)	(0.36)	– (f)	(2.67)	(2.67)
11/30/2021	5.12	(0.03)	1.37	1.34	(0.14)	–	(0.14)
11/30/2020	8.23	0.01	(0.22)	(0.21)	(0.01)	(2.89)	(2.90)
11/30/2019	11.50	(0.04)	(0.17)	(0.21)	–	(3.06)	(3.06)
Class F
5/31/2024(c)	13.85	0.02	2.23	2.25	(0.04)	–	(0.04)
11/30/2023	13.77	0.06	0.51	0.57	(0.04)	(0.45)	(0.49)
11/30/2022	17.83	0.06	(1.41)	(1.35)	(0.04)	(2.67)	(2.71)
11/30/2021	14.14	0.05	3.82	3.87	(0.18)	–	(0.18)
11/30/2020	17.66	0.13	(0.68)	(0.55)	(0.08)	(2.89)	(2.97)
11/30/2019	20.61	0.06	0.05	0.11	–	(3.06)	(3.06)
Class F3
5/31/2024(c)	18.46	0.05	2.96	3.01	(0.06)	–	(0.06)
11/30/2023	18.17	0.11	0.70	0.81	(0.07)	(0.45)	(0.52)
11/30/2022	22.66	0.12	(1.87)	(1.75)	(0.07)	(2.67)	(2.74)
11/30/2021	17.90	0.13	4.82	4.95	(0.19)	–	(0.19)
11/30/2020	21.58	0.19	(0.88)	(0.69)	(0.10)	(2.89)	(2.99)
11/30/2019	24.39	0.12	0.13	0.25	–	(3.06)	(3.06)
Class I
5/31/2024(c)	18.25	0.04	2.93	2.97	(0.05)	–	(0.05)
11/30/2023	17.98	0.10	0.68	0.78	(0.06)	(0.45)	(0.51)
11/30/2022	22.47	0.08	(1.84)	(1.76)	(0.06)	(2.67)	(2.73)
11/30/2021	17.76	0.12	4.78	4.90	(0.19)	–	(0.19)
11/30/2020	21.45	0.18	(0.88)	(0.70)	(0.10)	(2.89)	(2.99)
11/30/2019	24.28	0.10	0.13	0.23	–	(3.06)	(3.06)
Class P
5/31/2024(c)	12.36	(0.01)	2.00	1.99	–	–	–
11/30/2023	12.35	0.01	0.46	0.47	(0.01)	(0.45)	(0.46)
11/30/2022	16.28	0.01	(1.27)	(1.26)	– (f)	(2.67)	(2.67)
11/30/2021	12.92	0.01	3.48	3.49	(0.13)	–	(0.13)
11/30/2020	16.38	0.08	(0.63)	(0.55)	(0.02)	(2.89)	(2.91)
11/30/2019	19.42	0.01	0.01	0.02	–	(3.06)	(3.06)

26	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.83	16.20 (d)	1.21	(e)	1.21	(e)	0.13	(e)	$193,043	28	(d)
13.64	4.41	1.19		1.19		0.29		178,084	34
13.57	(9.18)	1.22		1.23		0.31		191,440	54
17.62	27.48	1.17		1.17		0.27		235,845	78
13.97	(4.40)	1.19		1.19		0.87		200,419	72
17.48	2.56	1.20		1.20		0.25		267,864	95

3.32	15.68 (d)	1.96	(e)	1.96	(e)	(0.65	)(e)	3,206	28	(d)
2.89	3.85	1.94		1.94		(0.46)		3,635	34
3.29	(10.03)	1.98		1.99		(0.45)		4,974	54
6.32	26.62	1.92		1.92		(0.54)		7,246	78
5.12	(5.22)	1.94		1.94		0.13		5,484	72
8.23	1.81	1.95		1.95		(0.50)		9,231	95

16.06	16.24 (d)	1.06	(e)	1.06	(e)	0.26	(e)	2,698	28	(d)
13.85	4.53	1.05		1.05		0.42		2,732	34
13.77	(8.99)	1.08		1.08		0.39		5,667	54
17.83	27.63	1.02		1.02		0.31		15,604	78
14.14	(4.24)	1.04		1.04		1.03		9,219	72
17.66	2.70	1.05		1.05		0.35		10,522	95

21.41	16.30 (d)	0.88	(e)	0.88	(e)	0.46	(e)	30,696	28	(d)
18.46	4.75	0.88		0.88		0.60		28,053	34
18.17	(8.85)	0.88		0.88		0.67		27,967	54
22.66	27.89	0.84		0.84		0.60		30,482	78
17.90	(4.09)	0.86		0.86		1.18		25,733	72
21.58	2.88	0.86		0.86		0.59		29,679	95

21.17	16.31 (d)	0.96	(e)	0.96	(e)	0.38	(e)	150,819	28	(d)
18.25	4.66	0.94		0.94		0.54		138,027	34
17.98	(8.95)	0.97		0.97		0.42		157,173	54
22.47	27.81	0.92		0.92		0.53		372,878	78
17.76	(4.18)	0.94		0.94		1.12		332,301	72
21.45	2.85	0.95		0.95		0.50		411,532	95

14.35	16.02 (d)	1.41	(e)	1.41	(e)	(0.08	)(e)	10,530	28	(d)
12.36	4.16	1.39		1.39		0.09		11,877	34
12.35	(9.33)	1.42		1.43		0.11		12,171	54
16.28	27.22	1.37		1.37		0.09		14,393	78
12.92	(4.63)	1.39		1.39		0.67		14,958	72
16.38	2.41	1.40		1.40		0.05		20,819	95

See Notes to Financial Statements.	27

Financial Highlights (concluded)

SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2024(c)	$12.05	$(0.01)	$1.93	$1.92	$–	$–	$–
11/30/2023	12.06	(0.01)	0.45	0.44	–	(0.45)	(0.45)
11/30/2022	15.98	– (f)	(1.25)	(1.25)	– (f)	(2.67)	(2.67)
11/30/2021	12.69	(0.01)	3.41	3.40	(0.11)	–	(0.11)
11/30/2020	16.14	0.06	(0.62)	(0.56)	–	(2.89)	(2.89)
11/30/2019	19.21	(0.01)	– (f)	(0.01)	–	(3.06)	(3.06)
Class R3
5/31/2024(c)	12.44	(0.01)	2.00	1.99	–	–	–
11/30/2023	12.42	0.01	0.46	0.47	–	(0.45)	(0.45)
11/30/2022	16.37	– (f)	(1.28)	(1.28)	– (f)	(2.67)	(2.67)
11/30/2021	12.99	– (f)	3.50	3.50	(0.12)	–	(0.12)
11/30/2020	16.46	0.07	(0.63)	(0.56)	(0.02)	(2.89)	(2.91)
11/30/2019	19.50	– (f)	0.02	0.02	–	(3.06)	(3.06)
Class R4
5/31/2024(c)	13.68	0.01	2.20	2.21	(0.02)	–	(0.02)
11/30/2023	13.61	0.04	0.50	0.54	(0.02)	(0.45)	(0.47)
11/30/2022	17.66	0.01	(1.37)	(1.36)	(0.02)	(2.67)	(2.69)
11/30/2021	14.00	0.05	3.77	3.82	(0.16)	–	(0.16)
11/30/2020	17.49	0.11	(0.69)	(0.58)	(0.02)	(2.89)	(2.91)
11/30/2019	20.47	0.05	0.03	0.08	–	(3.06)	(3.06)
Class R5
5/31/2024(c)	18.28	0.04	2.94	2.98	(0.05)	–	(0.05)
11/30/2023	18.01	0.10	0.68	0.78	(0.06)	(0.45)	(0.51)
11/30/2022	22.50	0.10	(1.86)	(1.76)	(0.06)	(2.67)	(2.73)
11/30/2021	17.78	0.07	4.84	4.91	(0.19)	–	(0.19)
11/30/2020	21.47	0.18	(0.88)	(0.70)	(0.10)	(2.89)	(2.99)
11/30/2019	24.31	0.13	0.09	0.22	–	(3.06)	(3.06)
Class R6
5/31/2024(c)	18.45	0.05	2.97	3.02	(0.06)	–	(0.06)
11/30/2023	18.17	0.11	0.69	0.80	(0.07)	(0.45)	(0.52)
11/30/2022	22.65	0.12	(1.86)	(1.74)	(0.07)	(2.67)	(2.74)
11/30/2021	17.89	0.13	4.82	4.95	(0.19)	–	(0.19)
11/30/2020	21.57	0.18	(0.87)	(0.69)	(0.10)	(2.89)	(2.99)
11/30/2019	24.38	0.11	0.14	0.25	–	(3.06)	(3.06)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.

28	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$13.97	15.93 (d)	1.56	(e)	1.56	(e)	(0.22	)(e)	$790	28	(d)
12.05	4.02	1.54		1.54		(0.06)		520	34
12.06	(9.46)	1.58		1.58		(0.02)		521	54
15.98	27.00	1.52		1.52		(0.08)		607	78
12.69	(4.74)	1.54		1.54		0.52		441	72
16.14	2.25	1.55		1.55		(0.09)		603	95

14.43	16.00 (d)	1.46	(e)	1.46	(e)	(0.12	)(e)	3,139	28	(d)
12.44	4.15	1.44		1.44		0.05		2,816	34
12.42	(9.41)	1.48		1.48		0.03		2,663	54
16.37	27.18	1.42		1.42		0.02		4,829	78
12.99	(4.67)	1.44		1.44		0.62		4,354	72
16.46	2.33	1.45		1.45		0.01		5,713	95

15.87	16.16 (d)	1.21	(e)	1.21	(e)	0.14	(e)	489	28	(d)
13.68	4.37	1.19		1.19		0.28		398	34
13.61	(9.14)	1.21		1.22		0.07		458	54
17.66	27.51	1.17		1.17		0.27		1,564	78
14.00	(4.43)	1.19		1.19		0.84		1,218	72
17.49	2.55	1.20		1.20		0.28		2,750	95

21.21	16.34 (d)	0.96	(e)	0.96	(e)	0.38	(e)	324	28	(d)
18.28	4.66	0.94		0.94		0.54		284	34
18.01	(8.93)	0.97		0.98		0.56		283	54
22.50	27.83	0.92		0.92		0.33		326	78
17.78	(4.17)	0.94		0.94		1.15		26	72
21.47	2.85	0.93		0.93		0.64		55	95

21.41	16.31 (d)	0.88	(e)	0.88	(e)	0.49	(e)	7,173	28	(d)
18.45	4.70	0.88		0.88		0.60		5,039	34
18.17	(8.81)	0.88		0.88		0.64		5,470	54
22.65	27.91	0.84		0.84		0.60		8,311	78
17.89	(4.10)	0.86		0.86		1.18		7,798	72
21.57	2.89	0.86		0.86		0.54		8,129	95

See Notes to Financial Statements.	29

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company consists of the following three funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Dividend Growth Fund (“Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”).

Dividend Growth Fund’s investment objective is to seek current income and capital appreciation. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation. Each Fund has eleven active share classes at May 31, 2024: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Funds or financial intermediary through which a shareholder purchased Class C shares have records verifying that the C shares have been held at least eight years. The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus.

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standard Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system

Notes to Financial Statements (unaudited)(continued)

on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2020 through November 30, 2023. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

Notes to Financial Statements (unaudited)(continued)

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Futures Contracts–Each Fund may purchase and sell index futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Funds called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable

Notes to Financial Statements (unaudited)(continued)

inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;
•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of May 31, 2024 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Dividend Growth Fund
First $2 billion	.55%
Over $2 billion	.49%

Growth Opportunities Fund
First $1 billion	.65%
Next $3 billion	.63%
Next $1 billion	.60%
Over $5 billion	.58%

Small Cap Value Fund
First $2 billion	.75%
Over $2 billion	.70%

Notes to Financial Statements (unaudited)(continued)

For the six months ended May 31, 2024, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Dividend Growth Fund	.52%
Growth Opportunities Fund	.48%
Small Cap Value Fund	.75%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived the following fund administration fees during the six months ended May 31, 2024.

Fund	Fund Administration Fee
Dividend Growth Fund	$20,266
Growth Opportunities Fund	4,312
Small Cap Value Fund	4,275

For the period ended May 31, 2024 and continuing through March 31, 2025, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding certain of the Funds’ expenses to the following annual rates:

		Classes
Fund	A, C, F, I, P, R2, R3 and R5	F3 and R6
Growth Opportunities Fund	.71%	.63%

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(1)(2)	Class P	Class R2	Class R3	Class R4
Service	0.25%	0.25%	–	0.25%	0.25%	0.25%	0.25%
Distribution	–	0.75%	0.10%	0.20%	0.35%	0.25%	–
*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(2)	For the six months ended May 31, 2024 and continuing through March 31, 2025, the Distributor has contractually agreed to waive Dividend Growth Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Funds’ Board.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, during the six months ended May 31, 2024:

	Distributor Commissions	Dealers’ Concessions
Dividend Growth Fund	$123,165	$784,439
Growth Opportunities Fund	17,743	99,367
Small Cap Value Fund	5,880	38,098

The Distributor received the following amounts of CDSCs for the six months ended May 31, 2024:

	Class A	Class C
Dividend Growth Fund	$911	$3,926
Growth Opportunities Fund	44	45
Small Cap Value Fund	–	9

Other Related Parties

As of May 31, 2024, the percentages of Dividend Growth Fund’s and Small Cap Value Fund’s outstanding shares owned by each Fund that invests principally in affiliated mutual funds managed by Lord Abbett (“Fund of Funds”) were as follows:

Fund of Funds	Dividend Growth Fund	Small Cap Value Fund
Alpha Strategy Fund	–	25.68%
Multi-Asset Balanced Opportunity Fund	6.41%	–
Multi-Asset Income Fund	1.41%	–

One Director and certain of the Funds’ officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended May 31, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Dividend Growth Fund	$–	$16,834,740	$20,588,083	$–	$37,422,823
Growth Opportunities Fund	–	–	–	–	–
Small Cap Value Fund	–	764,466	–	–	764,466

The tax character of distributions paid during the fiscal year ended November 30, 2023 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Dividend Growth Fund	$–	$31,193,274	$163,532,113	$–	$194,725,387
Growth Opportunities Fund	–	–	–	–	–
Small Cap Value Fund	–	1,076,186	12,431,524	–	13,507,710

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Growth Opportunities Fund	$(82,363,720)	$–	$(82,363,720)
Small Cap Value Fund	(900,773)	(784,993)	(1,685,766)

As of May 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities and net operating loss.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Dividend Growth Fund	$2,581,178,958	$1,283,100,381	$(17,516,993)	$1,265,583,388
Growth Opportunities Fund	337,219,452	119,318,825	(7,794,315)	111,524,510
Small Cap Value Fund	358,584,270	75,554,622	(25,002,949)	50,551,673

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended May 31, 2024 were as follows:

	Purchases	Sales
Dividend Growth Fund	$485,950,008	$787,721,090
Growth Opportunities Fund	255,376,239	288,815,053
Small Cap Value Fund	108,338,363	133,182,810

There were no purchases or sales of U.S. Government securities during the six months ended May 31, 2024.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended May 31, 2024, Dividend Growth Fund engaged in cross-trade sales of $28,268,327, which resulted in a net realized gain (loss) of $3,416,851.

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and the counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

	Dividend Growth Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$41,698,987	$–	$41,698,987
Total	$41,698,987	$–	$41,698,987

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$41,698,987	$–	$–	$(41,698,987)	$–
Total	$41,698,987	$–	$–	$(41,698,987)	$–

		Growth Opportunities Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$5,246,555	$–	$5,246,555
Total	$5,246,555	$–	$5,246,555

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$5,246,555	$–	$–	$(5,246,555)	$–
Total	$5,246,555	$–	$–	$(5,246,555)	$–

			Small Cap Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$3,635,069	$–	$3,635,069
Total	$3,635,069	$–	$3,635,069

Notes to Financial Statements (unaudited)(continued)

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$3,635,069	$–	$–	$(3,635,069)	$–
Total	$3,635,069	$–	$–	$(3,635,069)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of May 31, 2024.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statements of Operations and in Directors’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended May 31, 2024, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended May 31, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors. These credit facilities are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended May 31, 2024, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

Notes to Financial Statements (unaudited)(continued)

For the six months ended May 31, 2024, the following Fund participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, average interest rate and interest income were as follows:

Fund	Average Amount Loaned	Average Interest Rate	Interest Income*
Dividend Growth Fund	$19,131,424	4.57%	$2,393

*	Statements of Operations location: Interest earned from Interfund Lendng.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of May 31, 2024, the market value of securities loaned and collateral received for the Fund were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)
Small Cap Value Fund	$5,562,552	$5,612,714

(1)	Statements of Assets and Liabilities location: Collateral due to broker for securities lending.

12.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies and/or sectors in which the Funds invest.

Notes to Financial Statements (unaudited)(continued)

Dividend Growth Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. Also, equity securities may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a favorable market. Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Securities of mid-sized companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be less liquid than equity securities of larger companies, especially over the short term. The securities of mid-sized companies may be less well-known and less widely held and trade less frequently and in more limited volume than the securities of large cap company stocks. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

Growth Opportunities Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Due to the Fund’s investment exposure to American Depositary Receipts, foreign companies and emerging markets, the Fund may experience increased market, liquidity, currency, political, information, and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or threat thereof or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Small Cap Value Fund has particular risks associated with small company value stocks. Small company value stocks may perform differently than the market as a whole and from other types of stocks, such as large company stocks or growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small cap company stocks may be more volatile and less liquid than large cap company stocks, especially over the short term. The securities of small companies may be less well-known and less widely held and trade less frequently and in more limited volume than the securities of large cap company stocks. Small companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform. Also, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Notes to Financial Statements (unaudited)(continued)

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics, may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing their investment strategies and achieving their investment objectives.

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system. Other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Funds or issuers in which the Funds invest. In addition, issuers in which the Funds invest and the Funds may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in the Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
	May 31, 2024		Year Ended
Dividend Growth Fund	(unaudited)		November 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,446,388	$90,557,586	10,677,245	$188,678,921
Reinvestment of distributions	1,122,156	22,223,195	6,670,604	112,605,690
Shares reacquired	(7,886,691)	(160,349,617)	(19,162,009)	(338,919,072)
Decrease	(2,318,147)	$(47,568,836)	(1,814,160)	$(37,634,461)
Class C Shares
Shares sold	461,525	$9,247,083	1,222,741	$21,189,925
Reinvestment of distributions	43,700	835,362	416,951	6,877,111
Shares reacquired	(1,142,901)	(22,968,246)	(3,054,272)	(52,932,246)
Decrease	(637,676)	$(12,885,801)	(1,414,580)	$(24,865,210)
Class F Shares
Shares sold	92,943	$1,946,689	722,786	$12,893,398
Reinvestment of distributions	32,139	641,892	537,743	9,113,225
Shares reacquired	(405,027)	(8,318,469)	(7,961,273)	(142,808,942)
Decrease	(279,945)	$(5,729,888)	(6,700,744)	$(120,802,319)

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	May 31, 2024		Year Ended
Dividend Growth Fund	(unaudited)		November 30, 2023
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	1,345,065	$28,084,564	2,191,018	$39,548,182
Reinvestment of distributions	162,967	3,307,098	926,703	15,990,267
Shares reacquired	(1,728,492)	(35,982,659)	(3,619,205)	(65,552,023)
Decrease	(220,460)	$(4,590,997)	(501,484)	$(10,013,574)
Class I Shares
Shares sold	3,033,478	$62,697,716	11,768,738	$212,182,107
Reinvestment of distributions	424,361	8,535,157	2,381,279	40,816,261
Shares reacquired	(13,413,539)	(272,931,535)	(10,888,590)	(195,057,892)
Increase (decrease)	(9,955,700)	$(201,698,662)	3,261,427	$57,940,476
Class P Shares
Shares sold	2,032	$41,894	5,658	$100,111
Reinvestment of distributions	395	7,868	2,702	45,894
Shares reacquired	(3,261)	(68,529)	(12,506)	(223,559)
Decrease	(834)	$(18,767)	(4,146)	$(77,554)
Class R2 Shares
Shares sold	2,301	$47,049	3,307	$59,434
Reinvestment of distributions	545	10,871	3,449	58,895
Shares reacquired	(2,237)	(47,084)	(3,880)	(68,267)
Increase	609	$10,836	2,876	$50,062
Class R3 Shares
Shares sold	58,279	$1,189,601	265,132	$4,652,843
Reinvestment of distributions	6,300	123,489	33,427	560,244
Shares reacquired	(101,984)	(2,044,698)	(164,327)	(2,880,576)
Increase (decrease)	(37,405)	$(731,608)	134,232	$2,332,511
Class R4 Shares
Shares sold	23,180	$467,036	168,002	$3,075,981
Reinvestment of distributions	1,620	32,049	8,311	140,244
Shares reacquired	(46,570)	(937,692)	(50,402)	(908,270)
Increase (decrease)	(21,770)	$(438,607)	125,911	$2,307,955
Class R5 Shares
Shares sold	4,441	$88,460	7,141	$125,580
Reinvestment of distributions	168	3,390	809	13,874
Shares reacquired	(1,415)	(29,516)	(9,981)	(182,420)
Increase (decrease)	3,194	$62,334	(2,031)	$(42,966)
Class R6 Shares
Shares sold	106,580	$2,199,163	97,203	$1,745,819
Reinvestment of distributions	2,869	58,262	18,982	327,381
Shares reacquired	(78,983)	(1,602,409)	(173,555)	(3,165,552)
Increase (decrease)	30,466	$655,016	(57,370)	$(1,092,352)

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	May 31, 2024		Year Ended
Growth Opportunities Fund	(unaudited)		November 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	575,800	$11,977,270	2,190,571	$40,600,648
Shares reacquired	(1,415,251)	(29,321,270)	(4,346,989)	(79,849,057)
Decrease	(839,451)	$(17,344,000)	(2,156,418)	$(39,248,409)
Class C Shares
Shares sold	27,155	$315,009	217,475	$2,328,679
Shares reacquired	(203,649)	(2,417,447)	(883,021)	(9,281,371)
Decrease	(176,494)	$(2,102,438)	(665,546)	$(6,952,692)
Class F Shares
Shares sold	1,609	$37,897	103,435	$1,977,776
Shares reacquired	(17,854)	(404,278)	(736,780)	(14,441,971)
Decrease	(16,245)	$(366,381)	(633,345)	$(12,464,195)
Class F3 Shares
Shares sold	460,114	$12,084,428	651,716	$14,791,256
Shares reacquired	(381,330)	(9,866,870)	(638,676)	(14,447,201)
Increase	78,784	$2,217,558	13,040	$344,055
Class I Shares
Shares sold	204,921	$5,236,004	1,017,333	$23,016,141
Shares reacquired	(508,983)	(12,685,833)	(403,304)	(9,066,379)
Increase (decrease)	(304,062)	$(7,449,829)	614,029	$13,949,762
Class P Shares
Shares sold	7,917	$148,109	21,986	$375,774
Shares reacquired	(28,660)	(549,021)	(11,505)	(199,306)
Increase (decrease)	(20,743)	$(400,912)	10,481	$176,468
Class R2 Shares
Shares sold	11,206	$214,939	9,380	$154,064
Shares reacquired	(18,485)	(341,509)	(18,340)	(293,258)
Decrease	(7,279)	$(126,570)	(8,960)	$(139,194)
Class R3 Shares
Shares sold	34,553	$675,465	154,576	$2,698,543
Shares reacquired	(75,885)	(1,453,789)	(194,382)	(3,326,484)
Decrease	(41,332)	$(778,324)	(39,806)	$(627,941)
Class R4 Shares
Shares sold	6,777	$138,568	14,628	$266,808
Shares reacquired	(14,029)	(289,903)	(30,347)	(548,054)
Decrease	(7,252)	$(151,335)	(15,719)	$(281,246)
Class R5 Shares
Shares sold	442	$10,074	314	$7,048
Shares reacquired	(2,076)	(48,285)	(1,048)	(24,144)
Decrease	(1,634)	$(38,211)	(734)	$(17,096)
Class R6 Shares
Shares sold	24,834	$637,798	54,125	$1,233,462
Shares reacquired	(43,604)	(1,134,239)	(77,010)	(1,816,922)
Decrease	(18,770)	$(496,441)	(22,885)	$(583,460)

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	May 31, 2024		Year Ended
Small Cap Value Fund	(unaudited)		November 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	360,672	$5,422,309	1,329,250	$17,960,443
Reinvestment of distributions	14,747	220,475	512,362	6,271,310
Shares reacquired	(1,231,556)	(18,461,229)	(2,890,442)	(38,903,916)
Decrease	(856,137)	$(12,818,445)	(1,048,830)	$(14,672,163)
Class C Shares
Shares sold	40,409	$126,834	172,512	$510,034
Reinvestment of distributions	8,797	27,622	273,188	713,021
Shares reacquired	(341,916)	(1,091,828)	(696,579)	(1,975,991)
Decrease	(292,710)	$(937,372)	(250,879)	$(752,936)
Class F Shares
Shares sold	4,963	$77,384	101,298	$1,347,637
Reinvestment of distributions	370	5,614	14,254	176,897
Shares reacquired	(34,610)	(529,038)	(329,893)	(4,476,815)
Decrease	(29,277)	$(446,040)	(214,341)	$(2,952,281)
Class F3 Shares
Shares sold	85,369	$1,737,134	253,515	$4,566,371
Reinvestment of distributions	4,145	83,678	47,779	788,836
Shares reacquired	(175,982)	(3,576,588)	(320,310)	(5,818,157)
Decrease	(86,468)	$(1,755,776)	(19,016)	$(462,950)
Class I Shares
Shares sold	166,982	$3,372,696	294,821	$5,280,192
Reinvestment of distributions	19,767	394,751	270,536	4,420,553
Shares reacquired	(624,715)	(12,507,589)	(1,742,680)	(31,095,347)
Decrease	(437,966)	$(8,740,142)	(1,177,323)	$(21,394,602)
Class P Shares
Shares sold	31,101	$424,205	91,057	$1,095,171
Reinvestment of distributions	–	–	39,991	444,295
Shares reacquired	(257,709)	(3,505,954)	(155,875)	(1,933,156)
Decrease	(226,608)	$(3,081,749)	(24,827)	$(393,690)
Class R2 Shares
Shares sold	23,875	$326,743	17,041	$195,957
Reinvestment of distributions	–	–	1,775	19,259
Shares reacquired	(10,456)	(140,168)	(18,875)	(222,280)
Increase (decrease)	13,419	$186,575	(59)	$(7,064)
Class R3 Shares
Shares sold	10,964	$151,308	71,450	$897,197
Reinvestment of distributions	–	–	8,488	94,985
Shares reacquired	(19,830)	(269,370)	(67,934)	(836,904)
Increase (decrease)	(8,866)	$(118,062)	12,004	$155,278
Class R4 Shares
Shares sold	2,605	$39,177	4,766	$63,222
Reinvestment of distributions	29	429	895	10,978
Shares reacquired	(957)	(14,147)	(10,209)	(140,412)
Increase (decrease)	1,677	$25,459	(4,548)	$(66,212)

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended
	May 31, 2024		Year Ended
Small Cap Value Fund	(unaudited)		November 30, 2023
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	167	$3,356	352	$6,282
Reinvestment of distributions	41	827	491	8,029
Shares reacquired	(464)	(9,448)	(1,065)	(18,773)
Decrease	(256)	$(5,265)	(222)	$(4,462)
Class R6 Shares
Shares sold	78,635	$1,578,844	54,857	$992,497
Reinvestment of distributions	154	3,108	2,603	42,956
Shares reacquired	(16,798)	(341,015)	(85,433)	(1,532,981)
Increase (decrease)	61,991	$1,240,937	(27,973)	$(497,528)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

Research Fund

(Lord Abbett Dividend Growth Fund, Lord Abbett Growth Opportunities Fund, and Lord Abbett Small Cap Value Fund)

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2023. With respect to Dividend Growth Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and five-year periods and below the median of the performance peer group for the three- and ten-year periods. With respect to Growth Opportunities Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five- and ten-year periods. With respect to Small Cap Value Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period and below the median of the performance peer group for the three-, five- and ten-year periods. With respect to each Fund, the Board took into account actions taken by Lord Abbett to attempt to improve fund performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to Dividend Growth Fund and Growth Opportunities Fund, the Board observed that the net total expense ratio and the actual management fee of each Fund were both below the median of the expense peer group. As to Small Cap Value Fund, the Board observed that the net total expense ratio of the Fund was above the median of the expense peer group and that the actual management fee of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Agreement, that the management fees paid by each Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule, with one or more contractual breakpoints in the level of management fee, and, with respect to each of Dividend Growth Fund and Growth Opportunities Fund, the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

This report, when not used for the general information of
shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Research Fund, Inc. Lord Abbett Dividend Growth Fund Lord Abbett Growth Opportunities Fund Lord Abbett Small-Cap Value Series	LARF-3 (07/24)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report,

based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg President and Chief Executive Officer (Principal Executive Officer)

Date: July 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg President and Chief Executive Officer (Principal Executive Officer)

Date: July 26, 2024

	By:	/s/ Michael J. Hebert
Michael J. Hebert Chief Financial Officer and Treasurer (Principal Financial Officer)

Date: July 26, 2024